Stock Options and Warrants - Series B Price Adjustment - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended				0 Months Ended					1 Months Ended	3 Months Ended		12 Months Ended		0 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2014	Dec. 31, 2013 Placement Agent Warrants [Member]	Oct. 24, 2013 Series B Warrants [Member]	Oct. 24, 2013 Series B Warrants [Member]	Oct. 17, 2013 Series B Warrants [Member]	Jul. 24, 2013 Series B Warrants [Member]	Jul. 19, 2013 Series B Warrants [Member]	Jul. 19, 2013 Series B Warrants [Member]	Dec. 31, 2013 Series B Warrants [Member]	Sep. 30, 2013 Series B Warrants [Member]	Dec. 31, 2013 Series B Warrants [Member]	Dec. 31, 2013 Series B Warrants [Member] Adjusted [Member]	Jul. 31, 2013 Series A Warrants [Member]	Jul. 19, 2013 Series A Warrants [Member]	Dec. 31, 2013 Series A Warrants [Member]	Jun. 11, 2014 Series A Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of closing bid price for calculation of exercise price of warrants								20.00%
Closing bid price								$ 0.1815
Number of warrants exercised		16,954,822				12,304,822	12,304,822							16,754,822	4,450,000			200,000
Adjusted exercise price						$ 0.1452	$ 0.1452
Proceeds from exercise of warrants	$ 242,000	$ 2,386,000	$ 4,000			$ 1,722,000						$ 2,144,000	$ 242,000	$ 2,356,000	$ 634,000			$ 30,000
Warrants exercise price									$ 0.15	$ 0.15	$ 0.15				$ 0.15	$ 0.15	$ 0.15
Warrants expired unexercised						3,245,178
Proceeds from warrants							$ 1,722,000								$ 634,000			$ 30,000
Common stock reserved for future issuance		37,888,154		0														36,554,822	36,554,822
Warrants outstanding					666,666